1-16589-01

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

August 18, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Stroud:

This is to certify that the American Stock Exchange,(the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Performance Leveraged Upside Securities
Redeemable for Cash based on the S&P 500 Index

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas